Long-Term Notes (Details) $ in Thousands		12 Months Ended
	Feb. 05, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Feb. 05, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 874,527		$ 1,132,868
Repurchased and cancelled principal notes		251,969		833,672
Early redemption expense		4,858		6,617
Net proceeds from issuance of long-term notes	$ 652,200	0		652,150
Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		885,920		1,147,950
Loan repayments		249,400
Changes in reported amount of U.S. denominated debt		12,600
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term notes		(11,393)		(15,082)
5.625% notes due June 1, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 200,000,000	$ 200,000,000
Repurchased and cancelled principal notes			$ 200,000,000
Early redemption expense		$ 1,900
5.625% notes due June 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.625%			5.625%	5.625%
5.625% notes due June 1, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 253,120		510,200
8.75% Notes Due April 1, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 500,000,000	$ 500,000,000
Transaction costs	$ 12,500
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.75%			8.75%	8.75%
8.75% Notes Due April 1, 2027 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 632,800		$ 637,750